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                           COLUMBIA FUNDS SERIES TRUST
                      COLUMBIA INTERMEDIATE CORE BOND FUND
                                  (THE "FUND")

                        SUPPLEMENT DATED JANUARY 13, 2006
                     TO PROSPECTUSES DATED NOVEMBER 1, 2005


     Effective immediately, the prospectuses for all share classes of Columbia Intermediate Core Bond Fund are hereby supplemented by changing the description of the Fund's principal investment strategies to indicate the following:

     The Master Portfolio may also invest up to 20% of its assets in asset-backed securities.